Summary of principle accounting policies - Income tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Summary of principal accounting policies
Unrecognized tax benefits impacting the Group's effective tax rate	¥ 49,060	¥ 18,163
Threshold to measure uncertain tax position	50.00%